Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Cost	$ 38,108	$ 32,099
Accumulated amortization	25,310	21,652
Net	12,798	10,447
Computer Equipment [Member]
Cost	36,374	29,687
Accumulated amortization	24,403	20,153
Furniture and Fixtures [Member]
Cost	1,296	1,846
Accumulated amortization	669	1,164
Leasehold Improvements [Member]
Cost	438	566
Accumulated amortization	$ 238	$ 335